Shareholder Fees - FidelitySAIConservativeIncomeMunicipalBondFund-PRO	Oct. 31, 2023 USD ($)
FidelitySAIConservativeIncomeMunicipalBondFund-PRO | Fidelity SAI Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none